Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Loans Payable [Abstract]
LOANS PAYABLE

NOTE 8: LOANS PAYABLE

The outstanding debt with detachable warrants, as applicable, are shown in the table below. Further discussion of the notes follows.

Issuance Date	Original Principal	Additional Principal	Total Principal	Maturity Date	Warrants	`
1/16/2018	$1,000	$-	1,000	1/16/2019	1,851,851	8.0% interest
8/17/2016	3,000	-	3,000	8/17/2019	17,647,056	8.0% interest
6/29/2016	50	2	52	5/25/2019	89,286	14% interest - 12% cash, 2% added to principal
6/13/2016	200	20	220	5/25/2019	357,143	14% interest - 12% cash, 2% added to principal
6/13/2016	250	15	265	5/25/2019	446,429	14% interest - 12% cash, 2% added to principal
5/3/2016	500	20	520	5/25/2019	892,857	14% interest - 12% cash, 2% added to principal
12/28/2015	150	7	157	5/25/2019	267,857	14% interest - 12% cash, 2% added to principal
12/28/2015	500	23	523	5/25/2019	892,857	14% interest - 12% cash, 2% added to principal
12/28/2015	600	28	628	5/25/2019	1,071,429	14% interest - 12% cash, 2% added to principal
10/26/2015	300	15	315	5/25/2019	535,714	14% interest - 12% cash, 2% added to principal
10/15/2015	150	7	157	5/25/2019	267,857	14% interest - 12% cash, 2% added to principal
10/15/2015	500	25	525	5/25/2019	892,857	14% interest - 12% cash, 2% added to principal
6/23/2015	400	23	423	5/25/2019	640,000	14% interest - 12% cash, 2% added to principal
6/23/2015	119	34	153	5/25/2019	935,210	Refinanced May 20, 2015 debt, 14% interest*
5/20/2015	465		465	5/25/2019	762,295	14% interest - 12% cash, 2% added to principal
	$8,184	$219	$8,403		27,550,698
Debt discount			(1,837)
Total debt	$8,184		$6,566

* 12% cash, 2% added to principal

Obligations under the secured convertible promissory notes are secured by a grant of collateral security in all of the tangible assets of the co-makers pursuant to the terms of an amended and restated security agreement.

Term Notes

On August 17, 2016, we entered into a Loan and Security Agreement with Slipstream Communications, LLC (“Slipstream”), a related party (see Note 10), and obtained a $3.0 million term loan, with interest thereon at 8% per annum. The loan currently matures August 17, 2019. The term loan contains certain customary restrictions including, but not limited to, restrictions on mergers and consolidations with other entities, cancellation of any debt or incurring new debt (subject to certain exceptions), and other customary restrictions.

On January 16, 2018, we entered into the Third Amendment to the Loan and Security Agreement with Slipstream and obtained a $1.0 million revolving loan, with interest thereon at 8% per annum, maturing on January 16, 2019. In connection with the loan, we issued Slipstream a five-year warrant to purchase up to 1,851,851 shares of Creative Realities’ common stock at a per share price of $0.27 (subject to adjustment). The fair value of the warrants was $266, which is accounted for as an additional debt discount and amortized over the remaining life of the loan.

Our principal subsidiaries – Creative Realities, Inc., Creative Realities, LLC, and Conexus World Global, LLC – are co-makers of the secured convertible promissory notes.

See Note 12 for the Black Scholes inputs used to calculate the fair value of the warrants.

Convertible Promissory Notes

In December 2016 and January 2017, Slipstream Communications, LLC purchased all of our outstanding convertible promissory notes from the original debtholders. The terms of the notes are set forth in the table above and are discussed in further detail below.

The convertible promissory notes were issued in a private placement exempt from registration under the Securities Act of 1933. Our principal subsidiaries — Creative Realities, LLC, Creative Realities Canada, Inc., and Conexus World Global, LLC — are also parties to the Securities Purchase Agreement and are co-makers of the secured convertible promissory notes. Obligations under the secured convertible promissory notes are secured by a grant of collateral security in all of the personal property of the co-makers pursuant to the terms of a security agreement. Obligations under the secured convertible promissory notes are secured by a grant of collateral security in all the personal property of the co-makers pursuant to the terms of a security agreement. The secured convertible promissory notes bear interest at the rate of 14% per annum. Of this amount, 12% per annum is payable monthly in cash, and the remaining 2% per annum is payable in the form an additional principal through increases in the principal amount of the note. Upon the consummation of a change in control transaction of the Company or a default, interest on the secured convertible promissory note will increase to the rate of 17% per annum. The secured convertible promissory note contains other customary terms. See Note 11 for the Black Scholes inputs used to calculate the fair value of the warrants issued in connection with such notes. On August 10, 2017, Slipstream extended the maturity date of all the promissory notes to October 15, 2018. The change was accounted for as a modification of the debt. On November 13, 2017, Slipstream elected to extend the maturity date of the convertible promissory notes on a rolling quarter addition basis to January 15, 2019, which is now extended to May 25, 2019.

At any time prior to the maturity date, the holder of a promissory note may convert the outstanding principal and accrued and unpaid interest into our common stock at its conversion rate. We may not prepay the secured convertible promissory note prior to the maturity date. The secured convertible promissory note contains other customary terms. See Note 13 for the Black Scholes inputs used to calculate the fair value of the warrants.

On June 29, 2016, we entered into a secured convertible promissory note in the principal amount of $50 and an immediately exercisable five-year warrant to purchase up to 89,286 shares of the Company’s common stock at a per-share price of $0.28 (subject to adjustment). The fair value of the warrants on the issuance date was $6, which the Company subsequently revised pursuant to ASU 2017-11 to be $4. This note was subsequently purchased by Slipstream on December 22, 2016. See Note 2 for details on the effect this ASU had on the Company’s financial statements.

On June 13, 2016, upon receipt of an additional $300 of principal, we exchanged two short term demand notes entered into in July 2015 totaling $150 for two secured convertible promissory notes totaling a principal amount of $450 and immediately exercisable five-year warrants to purchase up to 803,572 shares of the Company’s common stock at a per-share price of $0.28 (subject to adjustment). This exchange was accounted for as a modification of the debt. The fair value of the warrants on the issuance date was $57, which the Company subsequently revised pursuant to ASU 2017-11 to be $40. On December 20, 2016, $200 of this note was subsequently purchased by Slipstream; the remaining $250 was already owed to Slipstream. See Note 2 for details on the effect this ASU had on the Company’s financial statements.

On or about May 3, 2016, we entered into a secured convertible promissory note in the principal amount of $500,000 and an immediately exercisable five-year warrant to purchase up to 892,857 shares of the Company’s common stock at a per-share price of $0.28 (subject to adjustment). In connection with the secured convertible promissory note, we incurred commissions to a placement agent aggregating $25. The fair value of the warrants on the issuance date was $89, which the Company subsequently revised pursuant to ASU 2017-11 to be $60. This note was subsequently purchased by Slipstream on December 22, 2016. See Note 2 for details on the effect this ASU had on the Company’s financial statements.

NOTE 6: LOANS PAYABLE

At the end of December 2016 and the beginning of January 2017, Slipstream Communications, LLC, a related party, see Note 8: Related Party Transactions, purchased all of our outstanding debt from the original debtholders. The terms of the debt have remained the same. The outstanding debt with detachable warrants are shown in the table below. Further discussion of the notes follows.

Issuance Date	Original Principal	Additional Principal	Total Principal	Maturity Date	Warrants
8/17/2016	3,000	-	3,000	8/17/2019	17,647,056	8.0% interest
6/29/2016	50	2	52	4/10/2019	89,286	14% interest*
6/13/2016	200	19	219	4/10/2019	357,143	14% interest*
6/13/2016	250	14	264	4/10/2019	446,429	14% interest*
5/3/2016	500	17	517	4/10/2019	892,857	14% interest*
12/28/2015	150	6	156	4/10/2019	267,857	14% interest*
12/28/2015	500	20	520	4/10/2019	892,857	14% interest*
12/28/2015	600	24	624	4/10/2019	1,071,429	14% interest*
10/26/2015	300	13	313	4/10/2019	535,714	14% interest*
10/15/2015	150	7	157	4/10/2019	267,857	14% interest*
10/15/2015	500	23	523	4/10/2019	892,857	14% interest*
6/23/2015	400	21	421	4/10/2019	640,000	14% interest*
6/23/2015	119	31	150	4/10/2019	935,210	Refinanced May 20, 2015 debt, 14% interest *
5/20/2015	465	-	465	4/10/2019	762,295	14% cash interest
	$7,184	$197	$7,381		25,698,847
Debt discount			(1,916)
Total debt	$7,184		$5,465

* 12% cash, 2% added to principal

Obligations under the secured convertible promissory notes are secured by a grant of collateral security in all of the tangible assets of the co-makers pursuant to the terms of an amended and restated security agreement.

Included in accrued expenses is unpaid interest of $295 on outstanding debt.

Term Notes

On December 12, 2016, we entered into a $1.0 million secured revolving promissory note pursuant to the August 17, 2016 Loan and Security Agreement with Slipstream Communications, LLC, a related party, addressed below (see Note 8), wherein we borrowed $786 with interest thereon at 8% per annum, maturing on February 1, 2017. In connection with the loan, we issued the lender a five-year warrant to purchase up to 1,542,452 shares of common stock at a per-share price of $0.28 (subject to adjustment), all pursuant to a securities purchase agreement. In connection with the secured revolving promissory note, we incurred fees aggregating $37. The fair value of the warrants on the issuance date was $136. This note was repaid on January 12, 2017.

On August 17, 2016, we entered into a Loan and Security Agreement with Slipstream Communications, LLC, a related party (see Note 8), under which we obtained a $3.0 million term loan, with interest thereon at 8% per annum, maturing on August 17, 2017 (with a one-year option for us to extend that maturity, so long as we are not then in default and we deliver additional warrants to the lender). The term loan contains certain customary restrictions including, but not limited to, restrictions on mergers and consolidations with other entities, cancellation of any debt or incurring new debt (subject to certain exceptions), and other customary restrictions. In connection with this loan, we issued the lender a five-year warrant to purchase up to 5,882,352 shares of common stock shares of Creative Realities’ common stock at a per-share price of $0.28 (subject to adjustment), all pursuant to a securities purchase agreement. The proceeds from the loan were used to (i) satisfy the obligations owed to Allied Affiliated Lending, L.P. under the Factoring Agreement, (ii) pay off certain obligations under settlement arrangements in effect as of the date hereof (see Note 8), and (iii) obtain working capital. The Loan and Security Agreement permits the lender to make additional advances of up to an additional $1.0 million. In connection with this financing transaction, we terminated the Factoring Agreement with Allied Affiliated Lending. Our principal subsidiaries — Creative Realities, Inc., Creative Realities, LLC, Conexus World Global, LLC, and Broadcast International, Inc. — were also parties to the securities purchase agreement and are co-makers of the secured convertible promissory notes. In connection with the term loan, we incurred fees aggregating $20. The fair value of the warrants on the issuance date was $361.

On August 10, 2017, Slipstream Communications, LLC extended the maturity date of the 8% senior notes to August 17, 2018. In exchange for the extension of the maturity date of the 8% senior notes, CRI provided 5,882,352 five-year warrants to purchase Company common shares. The fair value of the warrants was $1,240, which is accounted for as an additional debt discount and amortized over the remaining life of the loan.

On November 13, 2017, Slipstream Communications, LLC extended the maturity dates for the term loan to August 17, 2019. In exchange for the extension of the maturity date of the 8% senior notes, CRI provided 5,882,352 five-year warrants to purchase Company common shares. The fair value of the warrants was $976, which is accounted for as an additional debt discount and amortized over the remaining life of the loan.

See Note 11 for the Black Scholes inputs used to calculate the fair value of the warrants.

Convertible Promissory Notes

In December 2016 and January 2017, Slipstream Communications, LLC purchased all of our outstanding convertible promissory notes from the original debtholders. The terms of the notes have remained the same. Further discussion of the notes follows.

The convertible promissory notes were issued in a private placement exempt from registration under the Securities Act of 1933. Our principal subsidiaries — Creative Realities, LLC, Wireless Ronin Technologies Canada, Inc., and Conexus World Global, LLC — were also parties to the Securities Purchase Agreement and are co-makers of the secured convertible promissory notes. Obligations under the secured convertible promissory notes are secured by a grant of collateral security in all of the personal property of the co-makers pursuant to the terms of a security agreement. The secured convertible promissory notes bear interest at the rate of 14% per annum. Of this amount, 12% per annum is payable monthly in cash, and the remaining 2% per annum is payable in the form an additional principal through increases in the principal amount of the note. Upon the consummation of a change in control transaction of the company or a default, interest on the secured convertible promissory note will increase to the rate of 17% per annum. On August 10, 2017, Slipstream Communications, LLC extended the maturity date of the convertible notes to October 15, 2018. On November 13, 2017, Slipstream Communications, LLC elected to extend the maturity date of the convertible promissory notes on a rolling quarter addition basis to January 15, 2019, which is now April 10, 2019.

At any time prior to the maturity date, the holder of a promissory note may convert the outstanding principal and accrued and unpaid interest into our common stock at its conversion rate. We may not prepay the secured convertible promissory note prior to the maturity date. The secured convertible promissory note contains other customary terms. See Note 11 for the Black Scholes inputs used to calculate the fair value of the warrants.

On June 29, 2016, we entered into a secured convertible promissory note in the principal amount of $50 and an immediately exercisable five-year warrant to purchase up to 89,286 shares of the Company’s common stock at a per-share price of $0.28 (subject to adjustment). The fair value of the warrants on the issuance date was $6. This note was subsequently purchased by Slipstream Communications, LLC on December 20, 2016.

On June 13, 2016, upon receipt of an additional $300 of principal, we exchanged two short term demand notes entered into in July 2015 totaling $150 for two secured convertible promissory notes totaling a principal amount of $450 and immediately exercisable five-year warrants to purchase up to 803,572 shares of the Company’s common stock at a per-share price of $0.28 (subject to adjustment). This exchange is accounted for as a modification of the debt. The fair value of the warrants on the issuance date was $57. On December 20, 2016, $200 of this note was subsequently purchased by Slipstream Communications, LLC, the remaining $250 was already owed to Slipstream Communications, LLC.

On or about May 3, 2016, we entered into a secured convertible promissory note in the principal amount of $500,000 and an immediately exercisable five-year warrant to purchase up to 892,857 shares of the Company’s common stock at a per-share price of $0.28 (subject to adjustment). In connection with the secured convertible promissory note, we incurred commissions to a placement agent aggregating $25. The fair value of the warrants on the issuance date was $89. This note was subsequently purchased by Slipstream Communications, LLC on December 22, 2016.